RELATED PARTY TRANSACTIONS - Consolidated Statements of Changes in Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vendors of Wild Streak
RELATED PARTY TRANSACTIONS
Shares to be issued	€ (3,491)	€ (6,764)
Share capital	3,491	6,764
Vendors of Spin
RELATED PARTY TRANSACTIONS
Share capital	1,104	1,426
Net movement in equity	€ 1,104	€ 1,426